Condensed Balance Sheets (USD $)	Sep. 30, 2014	May 31, 2014
Current Assets
Cash	$ 87
Total Current Assets	87
TOTAL ASSETS	87	0
Current Liabilities
Accounts payable	325	689
Related party advances	41,854	20,000
Total Current Liabilities	42,179	20,689
TOTAL LIABILITIES	42,179	20,689
STOCKHOLDERS' DEFICIT
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding on September 30, 2014 and May 31, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 20,000,000 issued and outstanding on September 30, 2014 and May 31, 2014	2,000	2,000
Additional paid-in capital	400
Deficit accumulated during the development stage	(44,492)	(22,689)
TOTAL STOCKHOLDERS' DEFICIT	(42,092)	(20,689)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 87	$ 0